Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ (1.9)